Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets

Deferred tax assets are comprised of the following:

	2017	2016

Deferred tax assets:
NOL carryover	$2,929,900	$3,235,490
Impairments	-	33,931
Warrants	-	498,575
Valuation allowance	(2,929,900)	(3,767,996)
Net deferred tax asset	$-	$-

Schedule of Reconciliation of the Provision for Income Taxes

The reconciliation of the provision for income taxes computed at the U.S. federal statutory tax rate (34%) to the Company’s effective tax rate for the period ended December 31, 2017 and 2016 is as follows:

	2017	2016

Book Loss	$(1,556.355)	$(746,924)
State taxes	-	(106,546)
Meals & Entertainment	3,200	-
Change in valuation allowance	1,553,200	853,470

Provision for Income Taxes	$-	$-